Results for the year	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Results for the year	Results for the year
2.1 Net sales and rebates

Gross-to-net sales reconciliation
DKK million	2023	2022	2021
Gross sales	608,645	455,692	340,180
US Managed Care and Medicare	(223,191)	(161,123)	(112,929)
US wholesaler charge-backs	(74,435)	(56,443)	(40,354)
US Medicaid rebates	(31,821)	(24,667)	(19,810)
Other US discounts and sales returns	(28,481)	(18,300)	(14,119)
Non-US rebates, discounts and sales returns	(18,456)	(18,205)	(12,168)
Total gross-to-net sales adjustments	(376,384)	(278,738)	(199,380)
Net sales	232,261	176,954	140,800

Provisions for sales rebates
DKK million	2023	2022	2021
At the beginning of the year	69,499	50,822	34,052
Additional provisions, including increases to existing provisions	285,266	206,354	155,602
Amount paid during the year	(250,316)	(189,580)	(141,370)
Adjustments, including unused amounts reversed during the year	(2,364)	(1,141)	(284)
Effect of exchange rate adjustment	(2,207)	3,044	2,822
At the end of the year	99,878	69,499	50,822

Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 74% of gross sales in the US (75% in 2022 and 75% in 2021). Provisions for sales rebates include US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other US rebate types, as well as rebates in a number of European countries and Canada.
Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, including Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market share thresholds. Rebate provisions are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. Chargeback provisions are estimated using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days after receipt of claim.

In January 2021, Novo Nordisk changed its policy in the US related to the 340B Drug Pricing Program, whereby Novo Nordisk no longer provides 340B statutory discounts to certain pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. Novo Nordisk has recognised revenue related to the 340B Drug Pricing Program to the extent that it is highly probable that its inclusion will not result in a significant revenue reversal in the future. Refer to note 3.5 for a more elaborate description of the ongoing litigation related to the 340B Drug Pricing Program.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price changes and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US and non-US discounts and sales returns
Other discounts are provided to distributors, wholesalers, hospitals, pharmacies, etc. They are usually linked to sales volume or provided as cash discounts. Discounts are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns relate to damaged or expired products.

Other net sales disclosures
In 2023, Novo Nordisk had 3 major wholesalers distributing products in the US, representing 22%, 17% and 15% respectively of global net sales (19%, 14% and 13% in 2022 and 18%, 13% and 13% in 2021). Sales to these 3 wholesalers are within both Diabetes and Obesity care and Rare disease.

Net sales to be recognised from fulfilling existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, are expected to be DKK 3,166 million within 12 months (DKK 1,835 million in 2022) and DKK 443 million thereafter (DKK 798 million in 2022).

Novo Nordisk's sales are impacted by exchange rate changes. Refer to note 4.4 for development in key exchange rates.

ACCOUNTING POLICIES
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions; including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis. Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.5).
Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs that are absolute are netted against trade receivable balances.

The impact of foreign currency hedging in the income statement is recognised as part of financial items. Refer to notes 4.4, 4.5 and 4.10 for more details on hedging.

KEY ACCOUNTING ESTIMATES OF SALES DEDUCTIONS AND
PROVISIONS FOR SALES REBATES
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations is considered a key accounting estimate as not all conditions are known at the time of sale, for example total sales volume to a given customer. The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Revenue related to the 340B Drug Pricing Program can only be recognised to the extent that it is highly probable that a significant reversal of the recognised revenue will not occur. Significant estimation is required to determine the amount of revenue to recognise. Management has considered interpretations of applicable laws, whether the consideration is highly susceptible to factors outside Novo Nordisk's influence, as well as the experience of historical claims. Refer to note 3.5 for information on the ongoing litigation related to the 340B Drug Pricing Program.
Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on the information currently available. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.
2.2 Segment information

Business segments – Key figures
	Diabetes and Obesity care			Rare disease			Total
DKK million	2023	2022	2021	2023	2022	2021	2023	2022	2021
Net sales	215,098	156,412	121,597	17,163	20,542	19,203	232,261	176,954	140,800
Cost of goods sold	(30,483)	(23,405)	(19,363)	(5,282)	(5,043)	(4,295)	(35,765)	(28,448)	(23,658)
Sales and distribution costs	(52,477)	(42,392)	(33,791)	(4,266)	(3,825)	(3,217)	(56,743)	(46,217)	(37,008)
Research and development costs	(28,073)	(20,157)	(15,600)	(4,370)	(3,890)	(2,172)	(32,443)	(24,047)	(17,772)
Administrative costs	(4,435)	(3,955)	(3,504)	(420)	(512)	(546)	(4,855)	(4,467)	(4,050)
Other operating income and expenses	(7)	892	199	126	142	133	119	1,034	332
Segment operating profit	99,623	67,395	49,538	2,951	7,414	9,106	102,574	74,809	58,644
Operating margin	46.3%	43.1%	40.7%	17.2%	36.1%	47.4%	44.2%	42.3%	41.7%
Depreciation, amortisation and impairment losses expensed	(8,195)	(5,701)	(4,895)	(1,218)	(1,661)	(1,130)	(9,413)	(7,362)	(6,025)

Business segments
Novo Nordisk operates in two business segments based on therapies: Diabetes and Obesity care and Rare disease, representing the entirety of the Group's operations. The activities of the segments include research, development, manufacturing and marketing of products within the following areas:

•Diabetes and Obesity care: diabetes, obesity, cardiovascular and emerging therapy areas
•Rare disease: rare blood disorders, rare endocrine disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit, consistent with the consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to business segments. There are no sales or other transactions between the business segments. Costs have generally been split between business segments according to a specific allocation. Certain corporate overhead costs are allocated between segments based on overall allocation keys. Other operating income and expenses have been allocated to the two segments based on the same principle.

ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body.

Geographical areas
In 2023, Novo Nordisk operated in two main commercial units:

•International Operations
•EMEA: Europe, the Middle East and Africa.
•China: Mainland China, Hong Kong and Taiwan.
•Rest of World: All other countries except for North America.
•North America Operations (the US and Canada).

In 2023, the US contributed 10% or more of total net sales. In 2022, the US also contributed 10% or more of total net sales. The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk's activities in terms of sales as 99.2% of total net sales are realised outside Denmark (99.8 % in 2022). Sales are attributed to geographical areas according to the location of the customer.

Out of total property, plant and equipment and intangible assets of DKK 151,367 million (DKK 117,610 million in 2022), DKK 82,274 million is located in Denmark (DKK 54,492 million in 2022) and DKK 46,609 million is located in the US (DKK 44,267 million in 2022) where the majority of production facilities and intangible assets are located. Refer to note 5.7 for an overview of companies in the Novo Nordisk Group based on geographical areas.

Net sales – Business segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			US
DKK million	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Diabetes and Obesity care segment:
Rybelsus®	7,389	3,155	524	4,232	1,714	289	131	63	—	3,026	1,378	235	11,361	8,144	4,314	11,060	8,011	4,243	18,750	11,299	4,838
Ozempic®	26,378	17,369	8,856	14,327	10,417	6,393	4,821	2,196	303	7,230	4,756	2,160	69,340	42,381	24,849	63,010	38,750	23,168	95,718	59,750	33,705
Victoza®	4,850	5,672	6,726	2,166	2,724	3,527	1,256	1,478	1,544	1,428	1,470	1,655	3,814	6,650	8,328	3,613	6,406	8,031	8,664	12,322	15,054
Total GLP-1	38,617	26,196	16,106	20,725	14,855	10,209	6,208	3,737	1,847	11,684	7,604	4,050	84,515	57,175	37,491	77,683	53,167	35,442	123,132	83,371	53,597
Long-acting insulin	11,339	11,403	11,074	7,103	7,157	6,729	1,649	1,636	2,080	2,587	2,610	2,265	3,566	5,338	6,990	2,931	4,685	6,412	14,905	16,741	18,064
•of which Tresiba®	5,864	6,092	5,486	3,435	3,485	2,979	848	1,050	1,095	1,581	1,557	1,412	1,888	3,261	4,243	1,333	2,723	3,793	7,752	9,353	9,729
•of which Xultophy®	2,887	2,400	2,135	1,831	1,716	1,693	409	45	3	647	639	439	332	409	522	325	399	512	3,219	2,809	2,657
•of which Levemir®	2,588	2,911	3,453	1,837	1,956	2,057	392	541	982	359	414	414	1,346	1,668	2,225	1,273	1,563	2,107	3,934	4,579	5,678
Premix insulin	9,342	10,023	10,512	2,570	2,622	2,879	4,441	4,912	5,224	2,331	2,489	2,409	232	539	691	216	517	665	9,574	10,562	11,203
•of which Ryzodeg®	3,730	2,889	1,711	587	495	392	1,965	1,218	283	1,178	1,176	1,036	—	—	—	—	—	—	3,730	2,889	1,711
•of which NovoMix®	5,612	7,134	8,801	1,983	2,127	2,487	2,476	3,694	4,941	1,153	1,313	1,373	232	539	691	216	517	665	5,844	7,673	9,492
Fast-acting insulin	10,415	10,826	10,903	6,695	6,456	6,454	1,545	1,942	2,288	2,175	2,428	2,161	5,534	6,637	6,784	5,265	6,247	6,357	15,949	17,463	17,687
•of which Fiasp®	1,512	1,354	1,106	1,266	1,138	965	—	—	—	246	216	141	661	649	642	618	606	605	2,173	2,003	1,748
•of which NovoRapid®	8,903	9,472	9,797	5,429	5,318	5,489	1,545	1,942	2,288	1,929	2,212	2,020	4,873	5,988	6,142	4,647	5,641	5,752	13,776	15,460	15,939
Human insulin	6,134	6,508	7,453	1,919	1,983	2,152	1,213	1,812	2,692	3,002	2,713	2,609	1,460	1,678	1,599	1,406	1,605	1,515	7,594	8,186	9,052
Total insulin	37,230	38,760	39,942	18,287	18,218	18,214	8,848	10,302	12,284	10,095	10,240	9,444	10,792	14,192	16,064	9,818	13,054	14,949	48,022	52,952	56,006
Other Diabetes care	1,987	2,428	2,644	661	717	713	892	1,181	1,432	434	530	499	325	797	950	267	660	806	2,312	3,225	3,594
Total Diabetes care	77,834	67,384	58,692	39,673	33,790	29,136	15,948	15,220	15,563	22,213	18,374	13,993	95,632	72,164	54,505	87,768	66,881	51,197	173,466	139,548	113,197
Wegovy®	1,913	54	—	1,913	54	—	—	—	—	—	—	—	29,430	6,134	1,386	29,430	6,134	1,386	31,343	6,188	1,386
Saxenda®	6,402	5,832	3,117	3,780	3,561	1,809	146	133	61	2,476	2,138	1,247	3,887	4,844	3,897	3,306	4,368	3,526	10,289	10,676	7,014
Total Obesity care	8,315	5,886	3,117	5,693	3,615	1,809	146	133	61	2,476	2,138	1,247	33,317	10,978	5,283	32,736	10,502	4,912	41,632	16,864	8,400
Diabetes and Obesity care total	86,149	73,270	61,809	45,366	37,405	30,945	16,094	15,353	15,624	24,689	20,512	15,240	128,949	83,142	59,788	120,504	77,383	56,109	215,098	156,412	121,597
Rare disease segment:
Rare blood disorders	6,432	6,671	5,784	4,021	3,795	3,712	372	604	222	2,039	2,272	1,850	5,344	5,035	4,433	5,070	4,710	4,170	11,776	11,706	10,217
•of which Haemophilia A	1,939	1,769	1,625	1,271	1,137	1,162	223	81	24	445	551	439	483	569	487	468	543	460	2,422	2,338	2,112
•of which Haemophilia B	584	479	400	377	294	268	13	13	4	194	172	128	477	280	237	336	152	102	1,061	759	637
•of which NovoSeven®	3,789	4,335	3,673	2,285	2,311	2,225	136	510	194	1,368	1,514	1,254	4,169	3,973	3,548	4,065	3,811	3,461	7,958	8,308	7,221
Rare endocrine disorders	2,045	4,904	4,880	699	2,232	2,212	216	246	167	1,130	2,426	2,501	1,791	2,234	2,423	1,757	2,205	2,400	3,836	7,138	7,303
Other Rare disease	1,006	1,002	1,064	781	804	837	5	6	6	220	192	221	545	696	619	203	358	330	1,551	1,698	1,683
Rare disease total	9,483	12,577	11,728	5,501	6,831	6,761	593	856	395	3,389	4,890	4,572	7,680	7,965	7,475	7,030	7,273	6,900	17,163	20,542	19,203
Total sales by geographical area	95,632	85,847	73,537	50,867	44,236	37,706	16,687	16,209	16,019	28,078	25,402	19,812	136,629	91,107	67,263	127,534	84,656	63,009	232,261	176,954	140,800
Total sales growth as reported	11.4%	16.7%	11.7%	15.0%	17.3%	9.9%	2.9%	1.2%	13.7%	10.5%	28.2%	13.5%	50.0%	35.4%	10.1%	50.6%	34.4%	9.0%	31.3%	25.7%	10.9%
2.3 Research and development costs

DKK million	2023	2022	2021
Employee costs (note 2.4)	12,429	9,952	7,328
Amortisation and impairment losses, intangible assets (note 3.1)	1,757	1,364	744
Depreciation and impairment losses, property, plant and equipment (note 3.2)	1,313	922	736
Clinical trial cost	9,468	6,313	4,214
Other research and development costs	7,476	5,496	4,750
Total research and development costs	32,443	24,047	17,772
As percentage of net sales	14.0%	13.6%	12.6%

Novo Nordisk's research and development is mainly focused on:
•Insulins, GLP-1s and other therapeutic compounds for diabetes treatment
•GLP-1s, combinations and new modes of action for Obesity care
•Blood-clotting factors and new modes of action for treatment of haemophilia and     other rare blood disorders
•Novel targets within cardiovascular disease focusing on ASCVD and Heart failure
•Human growth hormone and new modes of action for treatment of growth disorders and other rare endocrine disorders
•New indications with existing assets within MASH, Alzheimer’s disease and chronic kidney disease
•Research technology platforms including cell therapy and RNAi for treatment of MASH, cardiovascular disease, chronic kidney disease and Parkinson's disease, among others

The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone. Research activities further utilise new technology platforms including stem cells, gene therapy, small molecules and RNAi therapies.

Research and development activities are mainly carried out by Novo Nordisk's research and development centres, in Denmark, the US, the UK and China. Clinical trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.

Other research and development costs mainly comprise external consulting fees, IT services, facilities, consumables and other internal costs.

ACCOUNTING POLICIES
Novo Nordisk expenses all research costs. Due to significant regulatory uncertainties and other uncertainties inherent in the development of new products, internal and subcontracted development costs are also expensed as they are incurred, in line with industry practice. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs as well as internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to intellectual property rights and property, plant and equipment used in the research and development activities.

Amortisations of intellectual property rights related to marketed products are recognised in cost of goods sold. Royalty expenses paid to partners after regulatory approval are also expensed as cost of goods sold.

Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
2.4 Employee costs

DKK million	2023	2022	2021
Wages and salaries	42,867	34,575	28,939
Share-based payment costs (note 5.1)	2,149	1,539	1,040
Pensions – defined contribution plans	3,267	2,472	2,022
Pensions – defined benefit plans	126	185	139
Other social security contributions	3,039	2,713	2,203
Other employee costs	4,066	3,105	2,189
Total employee costs for the year	55,514	44,589	36,532
Employee costs capitalised as intangible assets and property, plant and equipment	(2,337)	(1,451)	(1,240)
Change in employee costs capitalised as inventories	(409)	(70)	(56)
Total employee costs in the income statement	52,768	43,068	35,236
Included in the income statement:
Cost of goods sold	15,490	11,766	9,611
Sales and distribution costs	20,810	17,700	15,003
Research and development costs	12,429	9,952	7,328
Administrative costs	3,962	3,517	3,098
Other operating income and expenses	77	133	196
Total employee costs in the income statement	52,768	43,068	35,236

Number of employees

Number	2023	2022	2021
Average number of full-time employees	59,552	51,046	46,171
Year-end number of full-time employees	63,370	54,393	47,792
Year-end employees (total)	64,319	55,185	48,478

Remuneration to Executive Management and Board of Directors
DKK million	2023	2022	2021
Salary and short-term incentive	173	141	126
Pension	17	13	12
Benefits	19	9	10
Long-term incentive[1]	121	97	100
Severance payments	—	—	29
Executive Management in total[2]	330	260	277
Fees to Board of Directors[3]	22	20	17
Total	352	280	294
1. Refer to note 5.1 for further information on share-based payment schemes. 2. Total remuneration for persons registered as members of Executive Management with the Danish Business Authority amounts to DKK 195 million (DKK 175 million in 2022 and DKK 202 million in 2021). 3. All members of the Board of Directors are registered with the Danish Business Authority.

ACCOUNTING POLICIES
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
2.5 Other operating income and expenses

ACCOUNTING POLICIES
Other operating income and expenses, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk's main activities, is recognised as other operating income and expenses. Other operating income and expenses, also includes income from the sale of intellectual property rights as well as transaction costs incurred in connection with acquisition of businesses.
2.6 Income taxes and deferred income taxes

Income taxes expensed
DKK million	2023	2022	2021
Current tax on profit for the year	25,918	17,829	13,871
Deferred tax on profit for the year	(4,464)	(3,806)	(1,528)
Tax on profit for the year	21,454	14,023	12,343
Current tax adjustments recognised for prior years	(916)	339	(603)
Deferred tax adjustments recognised for prior years	453	(825)	(417)
Income taxes in the income statement	20,991	13,537	11,323
Tax on other comprehensive income for the year, (income)/expense	359	889	(1,005)

Computation of effective tax rate
DKK million	2023	2022	2021
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.9%)	(1.1%)	(1.5%)
Non-taxable income less non-tax-deductible expenses (net)	(0.7%)	(0.5%)	(0.3%)
Other adjustments (net)	(0.3%)	(0.8%)	(1.0%)
Effective tax rate	20.1%	19.6%	19.2%

Income taxes paid
DKK million	2023	2022	2021
Income taxes paid in Denmark for current year	16,242	9,181	9,703
Income taxes paid outside Denmark for current year	8,906	5,647	3,439
Income taxes paid/(repayments) relating to prior years	749	(313)	1,296
Income taxes paid	25,897	14,515	14,438
The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss and US business activities. Other adjustments consist of tax related to acquisitions and adjustments to prior years.

From 1 January 2024 Novo Nordisk will be subject to Global Minimum Tax (OECD BEPS Pillar 2 rules). The rules are not expected to have a material impact on the tax position of Novo Nordisk in 2024.

ACCOUNTING POLICIES
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. Deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. In some countries withholding tax will be applied to dividends paid to Denmark. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 1,026 million (DKK 567 million in 2022).

The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

KEY ACCOUNTING ESTIMATES REGARDING DEFERRED INCOME TAX ASSETS AND PROVISIONS FOR UNCERTAIN TAX POSITIONS
Management has considered future taxable income and has estimated the amount of deferred income tax assets that should be recognised. The estimate is based on an assessment of whether sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised. The total tax value of unrecognised tax loss carry-forwards amounts to DKK 360 million in 2023 (DKK 318 million in 2022).

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management has estimated the expected outcome of the disputes by using the ‘most likely outcome’ method to determine the provisions for uncertain tax positions. Management considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2023
Net deferred tax asset/(liability) at the beginning of the year	(2,402)	(8,279)	2,595	11,007	3,922	—	6,843
Income/(charge) to the income statement	(213)	(2,106)	(645)	3,973	3,002	—	4,011
Income/(charge) to other comprehensive income	—	—	(224)	(6)	(129)	—	(359)
Income/(charge) to equity	—	—	—	—	(120)	—	(120)
Additions from acquisitions	—	—	—	—	62	—	62
Effect of exchange rate adjustment	54	144	(9)	(547)	139	—	(219)
Net deferred tax asset/(liability) at the end of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Classified as follows:
Deferred tax asset at the end of the year	433	245	1,820	14,792	6,986	(3,896)	20,380
Deferred tax liability at the end of the year	(2,994)	(10,486)	(103)	(365)	(110)	3,896	(10,162)
2022
Net deferred tax asset/(liability) at the beginning of the year	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Income/(charge) to the income statement	(413)	674	(465)	3,999	836	—	4,631
Income/(charge) to other comprehensive income	—	—	(130)	(141)	(608)	—	(879)
Income/(charge) to equity	—	—	—	—	234	—	234
Additions from acquisition of businesses (note 5.3)[1]	—	(1,475)	—	—	766	—	(709)
Effect of exchange rate adjustment[1]	(9)	(103)	(5)	217	65	—	165
Net deferred tax asset/(liability) at the end of the year[1]	(2,402)	(8,279)	2,595	11,007	3,922	—	6,843
Classified as follows:
Deferred tax asset at the end of the year[1]	579	195	2,627	11,027	4,646	(5,170)	13,904
Deferred tax liability at the end of the year	(2,981)	(8,474)	(32)	(20)	(724)	5,170	(7,061)
1. Comparatives were restated to reflect change in the provisional valuation of net identifiable assets from a business combination completed in 2022. Reference is made to note 5.3.